Pension Plans (Details) - Schedule of Post-Employment Benefits - Other post-employment benefit plans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension Plans (Details) - Schedule of Post-Employment Benefits [Line Items]
Plan assets	$ 5,260	$ 6,819
Commitments for defined-benefit plans
For active personnel	(5,027)	(6,277)
Incurred by inactive personnel
Minus:
Unrealized actuarial (gain) losses
Balances at year end	$ 233	$ 542